Trade and Other Payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Abstract]
Trade payables	£ 3,453	£ 3,557
Duty, excise and other taxes	3,852	3,519
Accrued charges and deferred income	2,037	2,038
FII GLO deferred income	963	963
Social security and other taxation	51	55
Sundry payables	405	1,554
Trade and other payables	10,761	11,686
Trade and other payables, current	9,727	10,631
Trade and other payables, non-current	£ 1,034	£ 1,055